Commitments and Contractual Obligations - Summary of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 761,036
2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	48,031
2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	14,222
2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	8,107
2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	7,071
2026 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	683,605
Debt
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Debt | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2026 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Purchase obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	39,288
Purchase obligations | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	33,357
Purchase obligations | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,907
Purchase obligations | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	24
Purchase obligations | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Purchase obligations | 2026 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Leases
Disclosure of contingent liabilities [line items]
Contractual capital commitments	26,446
Leases | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	7,629
Leases | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	3,656
Leases | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	3,476
Leases | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,464
Leases | 2026 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	9,221
Mineral properties
Disclosure of contingent liabilities [line items]
Contractual capital commitments	17,716
Mineral properties | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,957
Mineral properties | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,959
Mineral properties | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,907
Mineral properties | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,907
Mineral properties | 2026 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,986
Asset retirement obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	177,586
Asset retirement obligations | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,088
Asset retirement obligations | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,700
Asset retirement obligations | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,700
Asset retirement obligations | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,700
Asset retirement obligations | 2026 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 168,398